CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets
Cash and cash equivalents	$ 1,454	9,020	11,578
Restricted cash	7,750	48,085	41,422
Accounts and bills receivable, net	1,590	9,867	8,373
Inventories	3,874	24,034	38,454
Advance to suppliers	1,211	7,512	6,977
Prepayments and other receivables	3,025	18,772	26,107
Deferred tax assets - current	450	2,794	1,702
Total current assets	19,354	120,084	134,613
Property, plant and equipment, net	77,770	482,534	524,777
Construction in progress	59	366	632
Lease prepayments, net	2,967	18,406	18,999
Advance to suppliers - long term, net	116	722	2,134
Long-term deposit	2,701	16,760	16,760
Other Assets	2,015	12,500	13,244
Deferred tax assets - non current	3,477	21,573	20,888
Total assets	108,459	672,945	732,047
Current liabilities
Short-term borrowings	0	0	105,000
Long-term loan, current portion	540	3,350	0
Due to related parties	20,298	125,938	0
Accounts payables	4,752	29,484	33,454
Notes payable	15,398	95,539	81,990
Advance from customers	547	3,392	14,665
Accrued expenses and other payables	982	6,095	6,777
Obligations under capital leases-current	1,331	8,259	8,314
Total current liabilities	43,848	272,057	250,200
Obligations under capital leases	49	303	8,563
Long-term loan	1,072	6,650	10,000
Deferred tax liabilities	937	5,816	3,736
Total liabilities	45,906	284,826	272,499
Shareholders' equity
Registered capital (of US$0.129752 par value; 20,000,000 shares authorized; 13,062,500 issued and outstanding)	2,147	13,323	13,323
Additional paid-in capital	50,270	311,907	311,907
Statutory reserve	6,034	37,441	37,441
Retained earnings	4,036	25,043	96,370
Cumulative translation adjustment	194	1,199	1,266
Total shareholders’ equity	62,681	388,913	460,307
Non-controlling interest	(128)	(794)	(759)
Total equity	62,553	388,119	459,548
Total liabilities and equity	$ 108,459	672,945	732,047